UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01932

The Valley Forge Fund

(Exact name of registrant as specified in charter)

1375 Anthony Wayne Dr.

Wayne, PA 19087

(Address of principal executive offices)

 (Zip code)

Bernard B. Klawans

1375 Anthony Wayne Dr.

Wayne, PA 19087

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 688-6839

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Valley Forge Fund, Inc.

3M COMPANY

Ticker Symbol:MMM	Cusip Number:88579Y101
Record Date: 3/11/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS	For	Stockholder	Against	Against
4	VESTING OF OPTIONS AND WARRANTS	For	Stockholder	Against	Against

AT&T

Ticker Symbol:T	Cusip Number:001957505
Record Date: 2/28/2010	Meeting Date: 4/30/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	CUMULATIVE SHARES VOTING	Against	Stockholder	Against	With
4	PENSION CREDIT POLICY	For	Stockholder	Against	Against
5	ADVANCED VOTE ON COMPENSATION	For	Stockholder	Against	Against
6	RIGHT TO CALL SPECIAL MEETINGS	Against	Stockholder	Against	With

BECTON DICKINSON

Ticker Symbol:BDX	Cusip Number:075887109
Record Date: 12/1/2009	Meeting Date: 2/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS	Against	Issuer	For	Against
4	EXCEUTIVE COMPENSATION PLAN	Against	Issuer	For	Against
5	EXCUTIVE PERFORMANCE GOALS	For	Issuer	For	With
6	MAJORITY VOTING	For	Issuer	For	With
7	CUMULATIVE VOTING	For	Issuer	For	With

CATERPILLAR INC.

Ticker Symbol:CAT	Cusip Number:14912302
Record Date: 4/9/2010	Meeting Date: 6/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	SIMPLE MAJORITY VOTE	For	Issuer	For	With
4	INDEPENDENT COMPANY CONSULTANT	For	Issuer	Against	Against
5	INDEPENDENT CHAIRMAN OF THE BOARD	For	Issuer	For	With
6	LOBBYING PRIORITY	For	Issuer	Against	Against

COCA-COLA COMPANY

Ticker Symbol:KO	Cusip Number:191216100
Record Date: 2/21/2010	Meeting Date: 4/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	EXECUTIVE COMPENSATION	For	Stockholder	Against	Against
4	INDEPENDENT BOARD CHAIRMAN	Against	Stockholder	Against	With
5	BOARD ON HUMAN RIGHTS	Against	Stockholder	Against	With
6	ISSUE RESTRICTED STOCK	For	Stockholder	Against	Against

COEUR D'ALENE MINE

Ticker Symbol:CDE	Cusip Number:192108108
Record Date: 3/10/2010	Meeting Date: 6/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	2010 INCENTIVE PLAN	Against	Issuer	For	Against
3	ELECTION OF AUDITOR	Against	Issuer	For	Against

DOW CHEMICAL CO

Ticker Symbol:DOW	Cusip Number:260543103
Record Date: 3/12/2010	Meeting Date: 5/13/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS	Against	Issuer	For	Against
4	ENVIRONMENTAL REMEDIATION PROJECTS	Against	Issuer	Against	With
5	EXECUTIVE STOCK BONUS PROGRAM	For	Issuer	For	With
6	SHARE VOTING PARAMETERS	For	Issuer	For	With

FORTUNE BRANDS

Ticker Symbol:FO	Cusip Number:349631101
Record Date: 2/26/2010	Meeting Date: 4/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	STRIKE SUPER VOTE	Against	Issuer	For	Against
4	RESTATE CERTIFICATE OF INCORPORATION	Against	Issuer	For	Against
5	RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS	Against	Issuer	Against	With

GENERAL ELECTRIC

Ticker Symbol:GE	Cusip Number:369604105
Record Date: 2/27/2010	Meeting Date: 4/28/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	CUMULATIVE VOTING	For	Issuer	For	With
4	RIGHT TO CALL SPECIAL SHARHOLDER MEETING	Against	Issuer	For	Against
5	INDEPENDENT BOARD CHAIRMAN	For	Issuer	Against	Against
6	PAY DISPARITY	For	Issuer	Against	Against
7	FORMATION OF KEY BOARD COMMITTEES	For	Issuer	Against	Against
8	EXECUTIVE COMPENSATION	Against	Issuer	For	Against

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/21/2010	Meeting Date: 4/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	EXECUTIVE COMPENSATION POLICY	Against	Issuer	For	Against
4	RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS	Against	Issuer	For	Against

KIMBERLY CLARK CO

Ticker Symbol:KMB	Cusip Number:494368103
Record Date: 2/28/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS	For	Stockholder	Against	Against

NOKIA CORP.

Ticker Symbol:NOK	Cusip Number:654902204
Record Date: 3/5/2010	Meeting Date: 5/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
10	ISSUE SPECIAL RIGHTS TO SHAREHOLDERS	For	Issuer	For	With
2	ADOPT ANNUAL ACCOUNTANT	Against	Issuer	For	Against
3	PROFIT AND DIVIDEND PAY	Against	Issuer	For	Against
4	BOARD AND PRESIDENT LIABILITY	Against	Issuer	For	Against
5	PAY FOR BOARD	Against	Issuer	For	Against
6	NUMBER ON BOARD	Against	Issuer	For	Against
7	PAY FOR AUDITOR	Against	Issuer	For	Against
8	ELECTION OF AUDITOR	Against	Issuer	For	Against
9	AMEND ARTICLES OF INCORPORATION	Against	Issuer	For	Against

PEP BOYS

Ticker Symbol:PBY	Cusip Number:713278109
Record Date: 4/23/2010	Meeting Date: 6/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	COMPANY INCENTIVE PLAN	Against	Issuer	For	Against
4	ANNUAL INCENTIVE PLAN	Against	Issuer	For	Against
5	REINCORPORATE IN NORTH DAKOTA	Against	Stockholder	Against	Against

SUPERVALU INC.

Ticker Symbol:SVU	Cusip Number:868536103
Record Date: 4/23/2010	Meeting Date: 6/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITORS	Against	Issuer	For	Against
3	EXECUTIVE PAYMENT PLAN	Against	Issuer	For	Against

TARGET CORPORATION

Ticker Symbol:TGT	Cusip Number:87512E106
Record Date: 3/26/2010	Meeting Date: 5/28/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT 12 DIRECTORS	For	Issuer	For	With
2	ELECT AUDITORS	For	Issuer	For	With
3	LONG TERM INCENTIVE PLAN	Against	Issuer	For	Against
4	EXECUTIVE COMPENSATION PLAN	For	Stockholder	Against	Against

TARGET CORPORATION

Ticker Symbol:TGT	Cusip Number:87512E106
Record Date: 3/27/2010	Meeting Date: 5/28/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF AUDITOR	Against	Issuer	For	Against

TIMEWARNER INC

Ticker Symbol:TWX	Cusip Number:00184A105
Record Date: 3/20/2010	Meeting Date: 5/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	STOCK INCENTIVE PLAN	Against	Issuer	For	Against
4	15% VOTE TO CALL SPECIAL SHAREHOLDER MEETINGS	For	Issuer	Against	Against
5	SIMPLE MAJORITY VOTE	For	Issuer	Against	Against
6	EQUITY RETENTION POLICY	For	Stockholder	Against	Against
7	RATIFY EXECUTIVE COMPENSATION	For	Stockholder	Against	Against

VERIZON COMMUNICATIONS INC.

Ticker Symbol:VZ	Cusip Number:92343V104
Record Date: 3/5/2010	Meeting Date: 5/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	ELECTION OF AUDITOR	Against	Issuer	For	Against
3	EXECUTIVE COMPENSATION PLAN	Against	Issuer	For	Against
4	PROHIBIT STOCK OPTIONS	For	Stockholder	Against	Against
5	ALL GENDERS FOR BOARD	Against	Stockholder	For	Against
6	PERFORMANCE THRESHOLDS	Against	Stockholder	Against	With
7	SHAREHOLDERS CALL SPECIAL MEETINGS	For	Stockholder	Against	Against
8	MANAGEMENT SUCCESSION PLAN	For	Stockholder	Against	Against
9	AFTER DEATH BENEFITS	For	Stockholder	Against	Against

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Valley Forge Fund

By /s/Bernard B. Klawans

* /s/Bernard B. Klawans

President

Date: August 26, 2010

*Print the name and title of each signing officer under his or her signature.